Supplemental Cash Flows Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 21, 2012
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 349	$ 443	$ 469
Cash paid for income taxes	527	527	543
Non cash items
Issuance of promissory note as part of business combination	69,771			69,800
Increase in accrued expenses and APIC through business combination	1,662
Increase in APIC for transaction costs	(2,490)
Warrants recorded as a liability as part of business combination	15,150
Reclassification of warrant liability to equity	1,568
Increase in fixed assets through accounts payable	$ 1,516	$ 100